Morgan Stanley Value-Added Market Series -- Equity Portfolio
Letter to the Shareholders / / June 30, 2001
                                Two World Trade Center, New York, New York 10048

Dear Shareholder:
During the 12-month period ended June 30, 2001, the U.S. economy slowed down as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined. Earlier fears about inflation were replaced with concerns over weakening asset prices. This change in market psychology was reinforced last December when comments by Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. Between January and June 2001, the Fed followed through by lowering the federal funds rate by 275 basis points, from
6.50 percent to 3.75 percent.

The first six months of 2001 were characterized by wide market fluctuations. Fueled primarily by the Fed's first 50-basis-point rate cut in January, the markets soared. After this rally proved short-lived, investor uncertainty and declining consumer confidence dominated the market environment. Increases in unemployment claims and slowdowns in business and consumer spending contributed to a less-than-optimistic environment. While continuing layoffs pushed the unemployment rate to 4.3 percent in the month of March, stock market declines sent the major market indexes to new lows. However, good news came in May when consumer confidence showed an upturn; this measure remained relatively strong through the end of June despite the slowing economy. While growth and technology stocks continued on their downward trend, value stocks managed to outperform the market throughout the fiscal year; the total return of the Standard & Poor's Barra Value Index for the period surpassed that of the Standard & Poor's Barra Growth Index by 40.35 percent.

Performance and Portfolio Strategy
For the 12-month period ended June 30, 2001, Morgan Stanley Value-Added Market Series -- Equity Portfolio's Class B shares produced a total return of
11.50 percent compared to -14.82 percent for the Standard & Poor's 500 Index (S&P 500). For the same period, the Fund's Class A, C and D shares posted total returns of 12.37 percent, 11.57 percent and 12.59 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

The Fund invests in substantially all the stocks included in the S&P 500. Unlike the Index, however, the Fund equally weights all the stock positions, thereby emphasizing the stocks of small- and mid-cap companies. The Fund's investment approach results in overweightings in the cyclical and utilities sectors and underweightings in health care and technology relative to the capitalization-weighted S&P 500. Consequently, the Fund significantly outperformed its benchmark for the period under review, buoyed by

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Letter to the Shareholders / / June 30, 2001 CONTINUED

the strong performance of such sectors as utilities, financials and energy and helped by its underweighting in the hard-hit technology sector.

Looking Ahead
We believe that the Federal Reserve Board may be nearing the end of its easing cycle, which could lead to higher levels of liquidity and a possible recovery in the business investment arena. In addition, lower interest rates could potentially fuel higher returns from the more interest-sensitive large-cap stocks, although there is no guarantee of such an outcome. If investors continue to focus on traditional valuation measures such as earnings, cash flow, and financial flexibility for the remainder of 2001 and into 2002, we anticipate that value stocks will continue to perform well relative to the market, as they have for the past year.

We appreciate your ongoing support of Morgan Stanley Value-Added Market Series -- Equity Portfolio and look forward to continuing to serve your financial needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Fund Performance / / June 30, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000-CLASS B SHARES
($ in Thousands)

              FUND     S&P 500(4)
June 1991     $10,000     $10,000
June 1992     $11,183     $11,339
June 1993     $13,252     $12,882
June 1994     $13,552     $13,063
June 1995     $16,454     $16,464
June 1996     $19,624     $20,743
June 1997     $24,472     $27,938
June 1998     $29,817     $36,360
June 1999     $33,834     $44,636
June 2000     $32,573     $47,870
June 2001  $36,320(3)     $40,775

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    Average Annual Total Returns
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares**
   --------------------------------------------     ---------------------------------------------
   Period Ended 6/30/01                             Period Ended 6/30/01
   -------------------------                        -------------------------
   1 Year                      12.37%(1) 6.47%(2)   1 Year                     11.50%(1)   6.91%(2)
   Since Inception (7/28/97)    9.78 (1) 8.28 (2)   5 Years                    13.10 (1)   12.86 (2)
                                                    10 Years                   13.77 (1)   13.77 (2)

                 Class C Shares+                                  Class D Shares++
   --------------------------------------------     ---------------------------------------------
   Period Ended 6/30/01                             Period Ended 6/30/01
   -------------------------                        -------------------------
   1 Year                      11.57%(1) 10.65%(2)  1 Year                     12.59%(1)
   Since Inception (7/28/97)    8.99 (1) 8.99 (2)   Since Inception (7/28/97)  10.03 (1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON JUNE 30, 2001.
(4) THE STANDARD AND POOR'S 500 INDEX (S&P 500-REGISTERED TRADEMARK-) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Portfolio of Investments / / June 30, 2001

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           Common Stocks (99.6%)
           ADVERTISING/MARKETING SERVICES (0.4%)
  61,000   Interpublic Group of Companies, Inc.....  $    1,790,350
  29,000   Omnicom Group, Inc......................       2,494,000
   8,300   TMP Worldwide, Inc.*....................         490,613
                                                     --------------
                                                          4,774,963
                                                     --------------
           AEROSPACE & DEFENSE (1.6%)
  59,000   Boeing Co...............................       3,280,400
  51,000   General Dynamics Corp...................       3,968,310
  66,800   Goodrich Corp...........................       2,537,064
  79,000   Lockheed Martin Corp....................       2,926,950
  37,000   Northrop Grumman Corp...................       2,963,700
  78,000   Raytheon Co.............................       2,070,900
                                                     --------------
                                                         17,747,324
                                                     --------------
           AGRICULTURAL COMMODITIES/ MILLING (0.2%)
 133,900   Archer-Daniels-Midland Co...............       1,740,700
                                                     --------------
           AIR FREIGHT/COURIERS (0.2%)
  68,000   FedEx Corp.*............................       2,733,600
                                                     --------------
           AIRLINES (0.8%)
  52,000   AMR Corp.*..............................       1,878,760
  51,620   Delta Air Lines, Inc....................       2,275,410
 174,000   Southwest Airlines Co...................       3,217,260
  58,340   US Airways Group Inc.*..................       1,417,662
                                                     --------------
                                                          8,789,092
                                                     --------------
           ALTERNATIVE POWER GENERATION (0.1%)
  18,000   Calpine Corp.*..........................         680,400
                                                     --------------
           ALUMINUM (0.6%)
  72,000   Alcan Inc. (Canada).....................       3,025,440
 106,000   Alcoa, Inc..............................       4,176,400
                                                     --------------
                                                          7,201,840
                                                     --------------
           APPAREL/FOOTWEAR (1.1%)
   9,000   Cintas Corp.............................         416,250
  62,000   Liz Claiborne, Inc......................       3,127,900
  46,000   Nike, Inc. (Class B)....................       1,931,540
 126,000   Reebok International Ltd.*..............       4,025,700
  78,400   VF Corp.................................       2,852,192
                                                     --------------
                                                         12,353,582
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           APPAREL/FOOTWEAR RETAIL (0.8%)
  59,000   Gap, Inc. (The).........................  $    1,711,000
 126,000   Limited, Inc. (The).....................       2,081,520
  86,000   Nordstrom, Inc..........................       1,595,300
 108,000   TJX Companies, Inc. (The)...............       3,441,960
                                                     --------------
                                                          8,829,780
                                                     --------------
           AUTO PARTS: O.E.M. (1.0%)
  70,000   Dana Corp...............................       1,633,800
 110,000   Delphi Automotive Systems Corp..........       1,752,300
  32,000   Eaton Corp..............................       2,243,200
  46,000   Johnson Controls, Inc...................       3,333,620
  41,480   TRW Inc.................................       1,700,680
  37,000   Visteon Corp............................         680,060
                                                     --------------
                                                         11,343,660
                                                     --------------
           AUTOMOTIVE AFTERMARKET (0.3%)
 111,000   Cooper Tire & Rubber Co.................       1,576,200
  58,000   Goodyear Tire & Rubber Co. (The)........       1,624,000
                                                     --------------
                                                          3,200,200
                                                     --------------
           BEVERAGES: ALCOHOLIC (0.8%)
  82,000   Anheuser-Busch Companies, Inc...........       3,378,400
  47,000   Brown-Forman Corp. (Class B)............       3,005,180
  51,000   Coors (Adolph) Co. (Class B)............       2,559,180
                                                     --------------
                                                          8,942,760
                                                     --------------
           BEVERAGES: NON-ALCOHOLIC (0.6%)
  35,300   Coca-Cola Co............................       1,588,500
  71,000   Coca-Cola Enterprises Inc...............       1,160,850
  18,000   Pepsi Bottling Group, Inc. (The)........         721,800
  75,200   PepsiCo, Inc............................       3,323,840
                                                     --------------
                                                          6,794,990
                                                     --------------
           BIOTECHNOLOGY (0.5%)
  46,000   Amgen Inc.*.............................       2,791,280
  28,000   Biogen, Inc.*...........................       1,522,080

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Portfolio of Investments / / June 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  14,000   Chiron Corp.*...........................  $      714,000
  18,000   MedImmune, Inc.*........................         849,600
                                                     --------------
                                                          5,876,960
                                                     --------------
           BROADCASTING (0.3%)
  37,000   Clear Channel Communications, Inc.*.....       2,319,900
  17,000   Univision Communications, Inc.
            (Class A)*.............................         727,260
                                                     --------------
                                                          3,047,160
                                                     --------------
           BUILDING PRODUCTS (0.2%)
 107,000   Masco Corp..............................       2,670,720
                                                     --------------
           CABLE/SATELLITE TV (0.2%)
  57,000   Comcast Corp. (Class A Special)*........       2,473,800
                                                     --------------
           CASINO/GAMING (0.4%)
 114,150   Harrah's Entertainment, Inc.*...........       4,029,495
                                                     --------------
           CHEMICALS: MAJOR DIVERSIFIED (1.0%)
 120,000   Dow Chemical Co.........................       3,990,000
  41,350   DuPont (E.I) de Nemours & Co., Inc......       1,994,724
  32,500   Eastman Chemical Co.....................       1,547,975
 109,000   Hercules Inc.*..........................       1,231,700
  65,000   Rohm & Haas Co..........................       2,138,500
                                                     --------------
                                                         10,902,899
                                                     --------------
           CHEMICALS: SPECIALTY (1.4%)
  72,600   Air Products & Chemicals, Inc...........       3,321,450
 106,000   Engelhard Corp..........................       2,733,740
  31,000   FMC Corp.*..............................       2,125,360
  52,000   Great Lakes Chemical Corp...............       1,604,200
  61,500   Praxair, Inc............................       2,890,500
  70,000   Sigma-Aldrich Corp......................       2,703,400
                                                     --------------
                                                         15,378,650
                                                     --------------
           COMMERCIAL PRINTING/ FORMS (0.3%)
  72,000   Deluxe Corp.............................       2,080,800
  61,500   Donnelley (R.R.) & Sons Co..............       1,826,550
                                                     --------------
                                                          3,907,350
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           COMPUTER COMMUNICATIONS (0.3%)
  55,000   Avaya Inc.*.............................  $      753,500
  69,000   Cabletron Systems, Inc.*................       1,576,650
  45,000   Cisco Systems, Inc.*....................         819,000
                                                     --------------
                                                          3,149,150
                                                     --------------
           COMPUTER PERIPHERALS (0.3%)
  40,000   EMC Corp.*..............................       1,162,000
  21,000   Lexmark International, Inc.*............       1,412,250
  30,000   Network Appliance, Inc.*................         411,000
                                                     --------------
                                                          2,985,250
                                                     --------------
           COMPUTER PROCESSING HARDWARE (1.1%)
  39,400   Apple Computer, Inc.*...................         916,050
 108,000   Compaq Computer Corp....................       1,672,920
  50,000   Dell Computer Corp.*....................       1,297,500
  49,200   Gateway, Inc.*..........................         809,340
  38,000   Hewlett-Packard Co......................       1,086,800
  23,000   International Business Machines Corp....       2,599,000
  49,000   NCR Corp.*..............................       2,303,000
  63,777   Palm, Inc.*.............................         387,126
  60,000   Sun Microsystems, Inc.*.................         943,200
                                                     --------------
                                                         12,014,936
                                                     --------------
           CONSTRUCTION MATERIALS (0.2%)
  49,500   Vulcan Materials Co.....................       2,660,625
                                                     --------------
           CONSUMER SUNDRIES (0.1%)
  94,000   American Greetings Corp. (Class A)......       1,034,000
                                                     --------------
           CONTAINERS/PACKAGING (1.0%)
  72,100   Ball Corp...............................       3,429,076
  46,000   Bemis Company, Inc......................       1,847,820
 153,000   Pactiv Corp.*...........................       2,050,200
  42,000   Sealed Air Corp.*.......................       1,564,500
  38,000   Temple-Inland, Inc......................       2,025,020
                                                     --------------
                                                         10,916,616
                                                     --------------
           CONTRACT DRILLING (0.5%)
  24,000   Nabors Industries, Inc.*................         892,800
  25,000   Noble Drilling Corp.*...................         818,750
  99,000   Rowan Companies, Inc.*..................       2,187,900

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Portfolio of Investments / / June 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  35,000   Transocean Sedco Forex Inc..............  $    1,443,750
                                                     --------------
                                                          5,343,200
                                                     --------------
           DATA PROCESSING SERVICES (1.1%)
  57,000   Automatic Data Processing, Inc..........       2,832,900
  88,000   Ceridian Corp.*.........................       1,686,960
  14,000   Concord EFS, Inc.*......................         728,140
  59,000   First Data Corp.........................       3,790,750
   8,000   Fiserv, Inc.*...........................         511,840
  67,000   Paychex, Inc............................       2,680,000
                                                     --------------
                                                         12,230,590
                                                     --------------
           DEPARTMENT STORES (1.3%)
  87,900   Dillard's, Inc. (Class A)...............       1,342,233
  66,000   Federated Department Stores, Inc.*......       2,805,000
  54,000   Kohl's Corp.*...........................       3,387,420
  72,500   May Department Stores Co................       2,483,850
  88,000   Penney (J.C.) Co., Inc..................       2,319,680
  49,000   Sears, Roebuck & Co.....................       2,073,190
                                                     --------------
                                                         14,411,373
                                                     --------------
           DISCOUNT STORES (1.2%)
 121,000   Big Lots, Inc.*.........................       1,655,280
  56,000   Costco Wholesale Corp.*.................       2,300,480
 112,500   Dollar General Corp.....................       2,193,750
 226,000   Kmart Corp.*............................       2,592,220
  78,000   Target Corp.............................       2,698,800
  46,600   Wal-Mart Stores, Inc....................       2,274,080
                                                     --------------
                                                         13,714,610
                                                     --------------
           DRUGSTORE CHAINS (0.8%)
  62,000   CVS Corp................................       2,393,200
  86,800   Longs Drug Stores Corp..................       1,870,540
 154,000   Rite Aid Corp.*.........................       1,386,000
  93,000   Walgreen Co.............................       3,175,950
                                                     --------------
                                                          8,825,690
                                                     --------------
           ELECTRIC UTILITIES (6.8%)
  60,000   AES Corp. (The)*........................       2,583,000
   9,000   Allegheny Energy, Inc...................         434,250
  42,000   Ameren Corp.............................       1,793,400
  68,000   American Electric Power Co., Inc........       3,139,560

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  54,300   Cinergy Corp............................  $    1,897,785
  59,000   CMS Energy Corp.........................       1,643,150
  64,000   Consolidated Edison, Inc................       2,547,200
  78,000   Constellation Energy Group, Inc.........       3,322,800
  57,000   Dominion Resources, Inc.................       3,427,410
  70,000   DTE Energy Co...........................       3,250,800
  96,000   Duke Energy Corp........................       3,744,960
 119,000   Edison International*...................       1,326,850
  96,000   Entergy Corp............................       3,685,440
  58,000   Exelon Corp.............................       3,718,960
 103,000   FirstEnergy Corp........................       3,312,480
  54,000   FPL Group, Inc..........................       3,251,340
  60,000   GPU, Inc................................       2,109,000
  44,532   Mirant Corp.*...........................       1,531,901
 211,800   Niagara Mohawk Holdings Inc.*...........       3,746,742
 106,200   PG & E Corp.*...........................       1,189,440
  63,000   Pinnacle West Capital Corp..............       2,986,200
  74,000   PPL Corp................................       4,070,000
  82,000   Progress Energy, Inc....................       3,683,440
  79,000   Public Service Enterprise Group, Inc....       3,863,100
  90,000   Reliant Energy, Inc.....................       2,898,900
 112,000   Southern Co. (The)......................       2,604,000
  57,000   TXU Corp................................       2,746,830
 120,000   Xcel Energy, Inc........................       3,414,000
                                                     --------------
                                                         77,922,938
                                                     --------------
           ELECTRICAL PRODUCTS (1.0%)
  70,000   American Power Conversion Corp.*........       1,102,500
  47,000   Cooper Industries, Inc..................       1,860,730
  43,500   Emerson Electric Co.....................       2,631,750
  44,975   Molex Inc...............................       1,642,937
  72,000   National Service Industries, Inc........       1,625,040
  28,000   Power-One, Inc.*........................         465,920
  83,000   Thomas & Betts Corp.....................       1,831,810
                                                     --------------
                                                         11,160,687
                                                     --------------
           ELECTRONIC COMPONENTS (0.3%)
  31,000   Jabil Circuit, Inc.*....................         956,660

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Portfolio of Investments / / June 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  45,000   Sanmina Corp.*..........................  $    1,053,450
  64,000   Solectron Corp.*........................       1,171,200
                                                     --------------
                                                          3,181,310
                                                     --------------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS (1.0%)
  36,000   Agilent Technologies, Inc.*.............       1,170,000
  45,000   JDS Uniphase Corp.*.....................         573,750
  78,000   PerkinElmer, Inc........................       2,147,340
  52,000   Rockwell International Corp.............       1,982,240
  30,000   Symbol Technologies, Inc................         666,000
  96,000   Tektronix, Inc.*........................       2,606,400
  81,000   Thermo Electron Corp.*..................       1,783,620
 103,000   Xerox Corp.*............................         985,710
                                                     --------------
                                                         11,915,060
                                                     --------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.6%)
  27,000   Applied Materials, Inc.*................       1,325,700
  32,000   KLA-Tencor Corp.*.......................       1,871,040
  40,000   Novellus Systems, Inc.*.................       2,271,600
  31,000   Teradyne, Inc.*.........................       1,026,100
                                                     --------------
                                                          6,494,440
                                                     --------------
           ELECTRONICS/APPLIANCE STORES (0.4%)
  31,000   Best Buy Co., Inc.*.....................       1,969,120
  61,000   Circuit City Stores, Inc. -- Circuit
            City Group.............................       1,098,000
  52,000   RadioShack Corp.........................       1,586,000
                                                     --------------
                                                          4,653,120
                                                     --------------
           ELECTRONICS/ APPLIANCES (0.3%)
  64,000   Maytag Corp.............................       1,872,640
  33,000   Whirlpool Corp..........................       2,062,500
                                                     --------------
                                                          3,935,140
                                                     --------------
           ENGINEERING & CONSTRUCTION (0.2%)
  51,000   Fluor Corp..............................       2,302,650
                                                     --------------
           ENVIRONMENTAL SERVICES (0.6%)
 207,000   Allied Waste Industries, Inc.*..........       3,866,760
 101,000   Waste Management, Inc...................       3,112,820
                                                     --------------
                                                          6,979,580
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           FINANCE/RENTAL/ LEASING (2.7%)
  57,000   Capital One Financial Corp..............  $    3,420,000
  68,000   Countrywide Credit Industries, Inc......       3,119,840
  45,000   Fannie Mae..............................       3,831,750
  52,000   Freddie Mac.............................       3,640,000
  63,000   Household International, Inc............       4,202,100
 101,000   MBNA Corp...............................       3,327,950
  64,000   Providian Financial Corp................       3,788,800
  90,000   Ryder System, Inc.......................       1,764,000
  45,000   USA Education Inc.......................       3,285,000
                                                     --------------
                                                         30,379,440
                                                     --------------
           FINANCIAL CONGLOMERATES (1.3%)
  57,000   American Express Co.....................       2,211,600
  77,000   Citigroup, Inc..........................       4,068,680
 116,000   Conseco, Inc.*..........................       1,583,400
  90,000   J.P. Morgan Chase & Co..................       4,014,000
  60,000   State Street Corp.......................       2,969,400
                                                     --------------
                                                         14,847,080
                                                     --------------
           FINANCIAL PUBLISHING/ SERVICES (0.8%)
  58,000   Equifax, Inc............................       2,127,440
  53,000   McGraw-Hill Companies, Inc. (The).......       3,505,950
  90,300   Moody's Corporation.....................       3,025,050
                                                     --------------
                                                          8,658,440
                                                     --------------
           FOOD DISTRIBUTORS (0.5%)
 123,000   Supervalu, Inc..........................       2,158,650
 137,000   SYSCO Corp..............................       3,719,550
                                                     --------------
                                                          5,878,200
                                                     --------------
           FOOD RETAIL (0.8%)
  65,000   Albertson's, Inc........................       1,949,350
 114,000   Kroger Co.*.............................       2,850,000
  32,000   Safeway Inc.*...........................       1,536,000
  87,000   Winn-Dixie Stores, Inc..................       2,273,310
                                                     --------------
                                                          8,608,660
                                                     --------------
           FOOD: MAJOR DIVERSIFIED (1.7%)
  56,000   Campbell Soup Co........................       1,442,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Portfolio of Investments / / June 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  70,000   General Mills, Inc......................  $    3,064,600
  62,000   Heinz (H.J.) Co.........................       2,535,180
  66,000   Kellogg Co..............................       1,914,000
  40,000   Quaker Oats Company (The)...............       3,650,000
  93,780   Ralston-Ralston Purina Group............       2,815,276
 104,920   Sara Lee Corp...........................       1,987,185
  40,000   Unilever N.V. (Netherlands).............       2,382,800
                                                     --------------
                                                         19,791,041
                                                     --------------
           FOOD: MEAT/FISH/ DAIRY (0.1%)
  84,860   ConAgra, Inc............................       1,681,077
                                                     --------------
           FOOD: SPECIALTY/ CANDY (0.5%)
  42,400   Hershey Foods Corp......................       2,616,504
  64,000   Wrigley (Wm.) Jr. Co....................       2,998,400
                                                     --------------
                                                          5,614,904
                                                     --------------
           FOREST PRODUCTS (0.4%)
 153,000   Louisiana-Pacific Corp..................       1,794,690
  43,000   Weyerhaeuser Co.........................       2,363,710
                                                     --------------
                                                          4,158,400
                                                     --------------
           GAS DISTRIBUTORS (1.2%)
  12,000   Dynegy, Inc. (Class A)..................         558,000
  18,000   KeySpan Corp............................         656,640
   9,200   Kinder Morgan, Inc......................         462,300
  68,630   Nicor Inc...............................       2,675,197
  54,532   NiSource Inc............................       1,490,360
 156,000   ONEOK, Inc..............................       3,073,200
  60,000   Peoples Energy Corp.....................       2,412,000
  93,000   Sempra Energy...........................       2,542,620
                                                     --------------
                                                         13,870,317
                                                     --------------
           HOME BUILDING (1.0%)
  86,200   Centex Corp.............................       3,512,650
 110,830   KB Home.................................       3,343,741
  95,000   Pulte Corp..............................       4,049,850
                                                     --------------
                                                         10,906,241
                                                     --------------
           HOME FURNISHINGS (0.5%)
  84,000   Leggett & Platt, Inc....................       1,850,520
  75,000   Newell Rubbermaid, Inc..................       1,882,500
  72,000   Tupperware Corp.........................       1,686,960
                                                     --------------
                                                          5,419,980
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           HOME IMPROVEMENT CHAINS (0.5%)
  44,000   Home Depot, Inc. (The)..................  $    2,048,200
  49,000   Lowe's Companies, Inc...................       3,554,950
                                                     --------------
                                                          5,603,150
                                                     --------------
           HOSPITAL/NURSING MANAGEMENT (0.9%)
  86,000   HCA-The Healthcare Corp.................       3,886,340
  82,700   Manor Care, Inc.*.......................       2,625,725
  78,000   Tenet Healthcare Corp.*.................       4,024,020
                                                     --------------
                                                         10,536,085
                                                     --------------
           HOTELS/RESORTS/ CRUISELINES (0.7%)
  53,000   Carnival Corp...........................       1,627,100
 170,000   Hilton Hotels Corp......................       1,972,000
  80,720   Marriott International, Inc.
            (Class A)..............................       3,821,285
  26,000   Starwood Hotels & Resorts Worldwide,
            Inc....................................         969,280
                                                     --------------
                                                          8,389,665
                                                     --------------
           HOUSEHOLD/PERSONAL CARE (1.7%)
  90,000   Alberto-Culver Co. (Class B)............       3,783,600
  67,000   Avon Products, Inc......................       3,100,760
  58,000   Clorox Co...............................       1,963,300
  49,000   Colgate-Palmolive Co....................       2,890,510
  55,000   Gillette Co.............................       1,594,450
  66,000   International Flavors & Fragrances,
            Inc....................................       1,658,580
  46,500   Kimberly-Clark Corp.....................       2,599,350
  34,000   Procter & Gamble Co. (The)..............       2,169,200
                                                     --------------
                                                         19,759,750
                                                     --------------
           INDUSTRIAL CONGLOMERATES (1.9%)
  54,000   General Electric Co.....................       2,632,500
  54,000   Honeywell International, Inc............       1,889,460
  86,000   ITT Industries, Inc.....................       3,805,500
  27,000   Minnesota Mining & Manufacturing Co.....       3,080,700
  41,980   Textron, Inc............................       2,310,579

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Portfolio of Investments / / June 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  82,000   Tyco International Ltd. (Bermuda).......  $    4,469,000
  46,000   United Technologies Corp................       3,369,960
                                                     --------------
                                                         21,557,699
                                                     --------------
           INDUSTRIAL MACHINERY (0.7%)
  46,000   Illinois Tool Works Inc.................       2,911,800
 193,000   McDermott International, Inc.*..........       2,248,450
  64,000   Parker-Hannifin Corp....................       2,716,160
                                                     --------------
                                                          7,876,410
                                                     --------------
           INDUSTRIAL SPECIALTIES (0.9%)
  77,000   Ecolab, Inc.............................       3,154,690
  52,000   Millipore Corp..........................       3,222,960
  38,000   PPG Industries, Inc.....................       1,997,660
 107,000   Sherwin-Williams Co.....................       2,375,400
                                                     --------------
                                                         10,750,710
                                                     --------------
           INFORMATION TECHNOLOGY SERVICES (1.1%)
  55,000   Citrix Systems, Inc.*...................       1,919,500
  34,000   Computer Sciences Corp.*................       1,176,400
  47,000   Electronic Data Systems Corp............       2,937,500
  87,000   PeopleSoft, Inc.*.......................       4,283,010
  27,000   Sapient Corp.*..........................         263,250
 159,100   Unisys Corp.*...........................       2,340,361
                                                     --------------
                                                         12,920,021
                                                     --------------
           INSURANCE BROKERS/ SERVICES (0.5%)
  77,070   AON Corp................................       2,697,450
  28,000   Marsh & McLennan Cos., Inc..............       2,828,000
                                                     --------------
                                                          5,525,450
                                                     --------------
           INTEGRATED OIL (1.8%)
  37,000   Amerada Hess Corp.......................       2,989,600
  32,000   Chevron Corp............................       2,896,000
  78,100   Conoco, Inc. (Class B)..................       2,257,090
  36,000   Exxon Mobil Corp........................       3,144,600
  57,000   Phillips Petroleum Co...................       3,249,000

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  51,100   Royal Dutch Petroleum Co. (ADR)
            (Netherlands)..........................  $    2,977,597
  43,000   Texaco, Inc.............................       2,863,800
                                                     --------------
                                                         20,377,687
                                                     --------------
           INTERNET SOFTWARE/ SERVICES (0.1%)
  10,000   BroadVision, Inc.*......................          50,000
   9,000   Siebel Systems, Inc.*...................         422,100
  13,000   Yahoo! Inc.*............................         259,870
                                                     --------------
                                                            731,970
                                                     --------------
           INVESTMENT BANKS/ BROKERS (1.2%)
  56,300   Bear Stearns Companies, Inc. (The)......       3,320,011
  52,000   Lehman Brothers Holdings, Inc...........       4,043,000
  56,000   Merrill Lynch & Co., Inc................       3,318,000
  35,000   Morgan Stanley Dean Witter & Co.........       2,248,050
  72,000   Schwab (Charles) Corp...................       1,101,600
                                                     --------------
                                                         14,030,661
                                                     --------------
           INVESTMENT MANAGERS (0.6%)
  41,000   Franklin Resources, Inc.................       1,876,570
  64,000   Stilwell Financial, Inc.................       2,147,840
  63,000   T. Rowe Price Group Inc.................       2,355,570
                                                     --------------
                                                          6,379,980
                                                     --------------
           LIFE/HEALTH INSURANCE (1.7%)
  92,000   AFLAC, Inc..............................       2,897,080
  84,000   American General Corp...................       3,901,800
  64,500   Jefferson-Pilot Corp....................       3,116,640
  66,000   Lincoln National Corp...................       3,415,500
  25,000   MetLife, Inc............................         774,500
  81,600   Torchmark Corp..........................       3,281,136
  64,000   UnumProvident Corp......................       2,055,680
                                                     --------------
                                                         19,442,336
                                                     --------------
           MAJOR BANKS (3.9%)
  51,000   Bank of America Corp....................       3,061,530
  66,000   Bank of New York Co., Inc...............       3,168,000
  61,000   Bank One Corp...........................       2,183,800
  49,000   BB&T Corp...............................       1,798,300

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Portfolio of Investments / / June 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  52,890   Comerica, Inc...........................  $    3,046,464
  60,000   First Union Corp........................       2,096,400
  93,000   FleetBoston Financial Corp..............       3,668,850
 105,000   Huntington Bancshares, Inc..............       1,716,750
  89,000   KeyCorp.................................       2,318,450
  78,000   Mellon Financial Corp...................       3,588,000
  92,000   National City Corp......................       2,831,760
  53,000   PNC Financial Services Group, Inc.......       3,486,870
 128,000   SouthTrust Corp.........................       3,328,000
  44,340   SunTrust Banks, Inc.....................       2,872,345
  34,000   Wachovia Corp...........................       2,419,100
  69,000   Wells Fargo & Co........................       3,203,670
                                                     --------------
                                                         44,788,289
                                                     --------------
           MAJOR TELECOMMUNICATIONS (1.3%)
  37,000   ALLTEL Corp.............................       2,266,620
  83,250   AT&T Corp...............................       1,831,500
  58,000   BellSouth Corp..........................       2,335,660
  63,000   SBC Communications, Inc.................       2,523,780
  46,000   Sprint Corp. (FON Group)................         982,560
  76,000   Verizon Communications Inc..............       4,066,000
  60,000   WorldCom, Inc.*.........................         897,600
                                                     --------------
                                                         14,903,720
                                                     --------------
           MANAGED HEALTH CARE (1.0%)
  32,000   Aetna Inc.*.............................         827,840
  32,000   CIGNA Corp..............................       3,066,240
 167,000   Humana, Inc.*...........................       1,644,950
  63,000   UnitedHealth Group Inc..................       3,890,250
  21,000   Wellpoint Health Networks, Inc.*........       1,979,040
                                                     --------------
                                                         11,408,320
                                                     --------------
           MEDIA CONGLOMERATES (0.7%)
  52,500   AOL Time Warner Inc.*...................       2,782,500
  68,000   Disney (Walt) Co. (The).................       1,964,520
  69,000   Viacom, Inc. (Class B) (Non-Voting)*....       3,570,750
                                                     --------------
                                                          8,317,770
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           MEDICAL DISTRIBUTORS (0.5%)
  52,000   Cardinal Health, Inc....................  $    3,588,000
  60,000   McKesson HBOC, Inc......................       2,227,200
                                                     --------------
                                                          5,815,200
                                                     --------------
           MEDICAL SPECIALTIES (2.5%)
  38,000   Applera Corp. - Applied Biosystems
            Group..................................       1,016,500
  64,000   Bard (C.R.), Inc........................       3,644,800
  44,000   Bausch & Lomb, Inc......................       1,594,560
  74,000   Baxter International, Inc...............       3,626,000
  71,000   Becton, Dickinson & Co..................       2,541,090
  82,000   Biomet, Inc.............................       3,940,920
  92,000   Boston Scientific Corp.*................       1,564,000
  42,000   Guidant Corp.*..........................       1,512,000
  52,000   Medtronic, Inc..........................       2,392,520
 107,000   Pall Corp...............................       2,517,710
  64,000   St. Jude Medical, Inc.*.................       3,840,000
   9,000   Stryker Corp............................         493,650
                                                     --------------
                                                         28,683,750
                                                     --------------
           METAL FABRICATIONS (0.2%)
 114,600   Timken Co. (The)........................       1,941,324
                                                     --------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.3%)
  34,000   Convergys Corp.*........................       1,028,500
  59,000   Sabre Holdings Corp. (Class A)*.........       2,950,000
                                                     --------------
                                                          3,978,500
                                                     --------------
           MISCELLANEOUS MANUFACTURING (0.7%)
 116,000   Crane Co................................       3,596,000
  32,000   Danaher Corp............................       1,792,000
  58,000   Dover Corp..............................       2,183,700
                                                     --------------
                                                          7,571,700
                                                     --------------
           MOTOR VEHICLES (0.6%)
  96,149   Ford Motor Co...........................       2,360,458
  37,000   General Motors Corp.....................       2,380,950
  40,000   Harley-Davidson, Inc....................       1,883,200
                                                     --------------
                                                          6,624,608
                                                     --------------
           MULTI-LINE INSURANCE (1.1%)
  39,000   American International Group, Inc.......       3,354,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Portfolio of Investments / / June 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  50,000   Hartford Financial Services Group, Inc.
            (The)..................................  $    3,420,000
  58,000   Loews Corp..............................       3,736,940
  73,000   Safeco Corp.............................       2,153,500
                                                     --------------
                                                         12,664,440
                                                     --------------
           OFFICE EQUIPMENT/ SUPPLIES (0.4%)
  44,000   Avery Dennison Corp.....................       2,246,200
  52,000   Pitney Bowes, Inc.......................       2,190,240
                                                     --------------
                                                          4,436,440
                                                     --------------
           OIL & GAS PIPELINES (0.7%)
  75,000   El Paso Corp............................       3,940,500
  40,000   Enron Corp..............................       1,960,000
  65,000   Williams Companies, Inc. (The)..........       2,141,750
                                                     --------------
                                                          8,042,250
                                                     --------------
           OIL & GAS PRODUCTION (1.6%)
  56,000   Anardarko Petroleum Corp................       3,025,680
  58,000   Apache Corp.............................       2,943,500
  64,500   Burlington Resources, Inc...............       2,576,775
  22,000   Devon Energy Corp.......................       1,155,000
  21,000   EOG Resources, Inc......................         746,550
  48,000   Kerr-McGee Corp.........................       3,180,960
  95,000   Occidental Petroleum Corp...............       2,526,050
  71,000   Unocal Corp.............................       2,424,650
                                                     --------------
                                                         18,579,165
                                                     --------------
           OIL REFINING/ MARKETING (1.0%)
  46,400   Ashland, Inc............................       1,860,640
  72,000   Sunoco, Inc.............................       2,637,360
  90,000   Tosco Corp..............................       3,964,500
  85,750   USX-Marathon Group......................       2,530,482
                                                     --------------
                                                         10,992,982
                                                     --------------
           OILFIELD SERVICES/ EQUIPMENT (0.6%)
  92,000   Baker Hughes Inc........................       3,082,000
  64,000   Halliburton Co..........................       2,278,400
  36,000   Schlumberger Ltd........................       1,895,400
                                                     --------------
                                                          7,255,800
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           OTHER CONSUMER SERVICES (0.4%)
  50,000   Block (H.&R.), Inc......................  $    3,227,500
  94,000   Cendant Corp.*..........................       1,833,000
                                                     --------------
                                                          5,060,500
                                                     --------------
           OTHER CONSUMER SPECIALTIES (0.2%)
  58,000   Fortune Brands, Inc.....................       2,224,880
                                                     --------------
           OTHER METALS/ MINERALS (0.3%)
  99,500   Inco Ltd. (Canada)*.....................       1,717,370
  44,000   Phelps Dodge Corp.......................       1,826,000
                                                     --------------
                                                          3,543,370
                                                     --------------
           PACKAGED SOFTWARE (1.8%)
  50,000   Adobe Systems, Inc......................       2,350,000
  69,200   Autodesk, Inc...........................       2,581,160
  61,000   BMC Software, Inc.*.....................       1,374,940
  70,000   Computer Associates International,
            Inc....................................       2,520,000
 141,000   Compuware Corp.*........................       1,972,590
   9,000   Intuit Inc.*............................         359,910
  12,000   Mercury Interactive Corp.*..............         718,800
  27,000   Microsoft Corp.*........................       1,960,200
  73,000   Novell, Inc.*...........................         415,370
  69,200   Oracle Corp.*...........................       1,314,800
 141,000   Parametric Technology Corp.*............       1,972,590
   9,000   QLogic Corp.*...........................         580,050
  38,754   VERITAS Software Corp.*.................       2,578,304
                                                     --------------
                                                         20,698,714
                                                     --------------
           PERSONNEL SERVICES (0.1%)
  24,000   Robert Half International, Inc.*........         597,360
                                                     --------------
           PHARMACEUTICALS: GENERIC DRUGS (0.3%)
  59,000   Watson Pharmaceuticals, Inc.*...........       3,636,760
                                                     --------------
           PHARMACEUTICALS: MAJOR (2.5%)
  69,000   Abbott Laboratories.....................       3,312,690
  54,000   American Home Products Corp.............       3,155,760
  44,000   Bristol-Myers Squibb Co.................       2,301,200

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Portfolio of Investments / / June 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 120,000   Johnson & Johnson.......................  $    6,000,000
  32,000   Lilly (Eli) & Co........................       2,368,000
  43,000   Merck & Co., Inc........................       2,748,130
  88,000   Pfizer, Inc.............................       3,524,400
  69,000   Pharmacia Corp..........................       3,170,550
  60,000   Schering-Plough Corp....................       2,174,400
                                                     --------------
                                                         28,755,130
                                                     --------------
           PHARMACEUTICALS: OTHER (0.5%)
  43,000   Allergan, Inc...........................       3,676,500
   8,000   Forest Laboratories, Inc.*..............         568,000
  18,000   King Pharmaceuticals, Inc.*.............         967,500
                                                     --------------
                                                          5,212,000
                                                     --------------
           PRECIOUS METALS (0.8%)
 100,000   Barrick Gold Corp. (Canada).............       1,515,000
 165,000   Freeport-McMoRan Copper & Gold, Inc.
            (Class B)*.............................       1,823,250
 284,000   Homestake Mining Co.....................       2,201,000
  96,000   Newmont Mining Corp.....................       1,786,560
 178,000   Placer Dome Inc. (Canada)...............       1,744,400
                                                     --------------
                                                          9,070,210
                                                     --------------
           PROPERTY - CASUALTY INSURERS (1.3%)
  81,000   Allstate Corp. (The)....................       3,563,190
  43,000   Chubb Corp. (The).......................       3,329,490
  45,000   Cincinnati Financial Corp...............       1,777,500
  19,000   Progressive Corp. (The).................       2,568,610
  74,000   St. Paul Companies, Inc.................       3,751,060
                                                     --------------
                                                         14,989,850
                                                     --------------
           PUBLISHING: BOOKS/ MAGAZINES (0.5%)
  57,000   Harcourt General, Inc...................       3,316,830
  78,600   Meredith Corp...........................       2,814,666
                                                     --------------
                                                          6,131,496
                                                     --------------
           PUBLISHING: NEWSPAPERS (1.2%)
  41,000   Dow Jones & Co., Inc....................       2,448,110
  41,000   Gannett Co., Inc........................       2,701,900
  50,460   Knight-Ridder, Inc......................       2,992,278

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  66,000   New York Times Co. (The) (Class A)......  $    2,772,000
  61,000   Tribune Co..............................       2,440,610
                                                     --------------
                                                         13,354,898
                                                     --------------
           PULP & PAPER (1.4%)
  52,000   Boise Cascade Corp......................       1,828,840
  83,680   Georgia-Pacific Group...................       2,832,568
  79,779   International Paper Co..................       2,848,110
  67,000   Mead Corp...............................       1,818,380
  45,000   Potlatch Corp...........................       1,548,450
  66,000   Westvaco Corp...........................       1,603,140
  63,000   Willamette Industries, Inc..............       3,118,500
                                                     --------------
                                                         15,597,988
                                                     --------------
           RAILROADS (0.7%)
  68,500   Burlington Northern Santa Fe Corp.......       2,066,645
  52,000   CSX Corp................................       1,884,480
  99,000   Norfolk Southern Corp...................       2,049,300
  44,900   Union Pacific Corp......................       2,465,459
                                                     --------------
                                                          8,465,884
                                                     --------------
           RECREATIONAL PRODUCTS (0.7%)
  79,000   Brunswick Corp..........................       1,898,370
  31,000   Eastman Kodak Co........................       1,447,080
 129,000   Hasbro, Inc.............................       1,864,050
 134,400   Mattel, Inc.*...........................       2,542,848
                                                     --------------
                                                          7,752,348
                                                     --------------
           REGIONAL BANKS (1.6%)
  79,000   AmSouth Bancorporation..................       1,460,710
  67,000   Fifth Third Bancorp.....................       4,023,350
  42,000   Northern Trust Corp.....................       2,625,000
  63,000   Regions Financial Corp..................       2,016,000
  92,000   Synovus Financial Corp..................       2,886,960
 140,000   U.S. Bancorp............................       3,190,600
  46,000   Union Planters Corp.....................       2,005,600
   9,000   Zions Bancorporation....................         531,000
                                                     --------------
                                                         18,739,220
                                                     --------------
           RESTAURANTS (1.0%)
 140,000   Darden Restaurants, Inc.................       3,906,000
  77,000   McDonald's Corp.........................       2,083,620
  22,500   Starbucks Corp.*........................         517,500

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Portfolio of Investments / / June 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  62,000   Tricon Global Restaurants, Inc.*........  $    2,721,800
  95,000   Wendy's International, Inc..............       2,426,300
                                                     --------------
                                                         11,655,220
                                                     --------------
           SAVINGS BANKS (0.8%)
  29,000   Charter One Financial, Inc..............         925,100
  61,500   Golden West Financial Corp..............       3,950,760
 113,000   Washington Mutual, Inc..................       4,243,150
                                                     --------------
                                                          9,119,010
                                                     --------------
           SEMICONDUCTORS (1.4%)
  86,000   Advanced Micro Devices, Inc.*...........       2,483,680
  35,000   Altera Corp.*...........................       1,015,000
  33,000   Analog Devices, Inc.*...................       1,427,250
  30,000   Applied Micro Circuits Corp.*...........         516,000
   7,000   Broadcom Corp. (Class A)*...............         299,320
  31,000   Conexant Systems, Inc.*.................         277,450
  40,000   Intel Corp..............................       1,170,000
   8,000   Linear Technology Corp..................         353,760
  42,000   LSI Logic Corp.*........................         789,600
  19,400   Maxim Integrated Products, Inc.*........         857,674
  40,000   Micron Technology, Inc.*................       1,644,000
  44,000   National Semiconductor Corp.*...........       1,281,280
  32,000   Texas Instruments, Inc..................       1,008,000
  45,000   Vitesse Semiconductor Corp.*............         946,800
  38,000   Xilinx, Inc.*...........................       1,567,120
                                                     --------------
                                                         15,636,934
                                                     --------------
           SERVICES TO THE HEALTH INDUSTRY (0.8%)
 187,000   Healthsouth Corp.*......................       2,986,390
 107,000   IMS Health Inc..........................       3,049,500
 117,000   Quintiles Transnational Corp.*..........       2,954,250
                                                     --------------
                                                          8,990,140
                                                     --------------
           SPECIALTY INSURANCE (0.7%)
  18,000   Ambac Financial Group, Inc..............       1,047,600

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  70,500   MBIA, Inc...............................  $    3,925,440
  45,200   MGIC Investment Corp....................       3,283,328
                                                     --------------
                                                          8,256,368
                                                     --------------
           SPECIALTY STORES (1.1%)
  75,000   AutoZone, Inc.*.........................       2,812,500
 119,000   Bed Bath & Beyond Inc.*.................       3,570,000
 180,000   Office Depot, Inc.*.....................       1,868,400
  98,000   Staples, Inc.*..........................       1,567,020
  18,000   Tiffany & Co............................         651,960
  95,000   Toys 'R' Us, Inc.*......................       2,351,250
                                                     --------------
                                                         12,821,130
                                                     --------------
           SPECIALTY TELECOMMUNICATIONS (0.4%)
  45,000   CenturyTel, Inc.........................       1,363,500
  30,000   Citizens Communications Co.*............         360,900
  65,000   Global Crossing Ltd. (Bermuda)*.........         561,600
  65,714   Qwest Communications International,
            Inc....................................       2,094,305
  53,455   Williams Communications Group, Inc.*....         157,692
                                                     --------------
                                                          4,537,997
                                                     --------------
           STEEL (0.7%)
  84,000   Allegheny Technologies Inc..............       1,519,560
 140,000   Bethlehem Steel Corp.*..................         282,800
  42,000   Nucor Corp..............................       2,053,380
  89,000   USX-U.S. Steel Group....................       1,793,350
 174,000   Worthington Industries, Inc.............       2,366,400
                                                     --------------
                                                          8,015,490
                                                     --------------
           TELECOMMUNICATION EQUIPMENT (0.9%)
 108,000   ADC Telecommunications, Inc.*...........         712,800
 100,000   Andrew Corp.*...........................       1,845,000
  26,000   Comverse Technology, Inc.*..............       1,498,120
  56,000   Corning Inc.............................         935,760
  42,000   Lucent Technologies Inc.................         260,400
  48,000   Motorola, Inc...........................         794,880
  40,000   Nortel Networks Corp. (Canada)..........         363,600
  22,000   QUALCOMM Inc.*..........................       1,286,560

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Portfolio of Investments / / June 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  40,000   Scientific-Atlanta, Inc.................  $    1,624,000
  56,000   Tellabs, Inc.*..........................       1,079,680
                                                     --------------
                                                         10,400,800
                                                     --------------
           TOBACCO (0.6%)
  84,420   Philip Morris Companies, Inc............       4,284,315
  83,000   UST, Inc................................       2,395,380
                                                     --------------
                                                          6,679,695
                                                     --------------
           TOOLS/HARDWARE (0.6%)
  47,000   Black & Decker Corp.....................       1,854,620
  20,000   Briggs & Stratton Corp..................         842,000
  56,000   Snap-On, Inc............................       1,352,960
  72,000   Stanley Works (The).....................       3,015,360
                                                     --------------
                                                          7,064,940
                                                     --------------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (1.0%)
  54,500   Caterpillar, Inc........................       2,727,725
  47,000   Cummins Engine Co., Inc.................       1,818,900
  49,460   Deere & Co..............................       1,872,061
  71,000   Navistar International Corp.*...........       1,997,230
  58,000   PACCAR, Inc.............................       2,982,360
                                                     --------------
                                                         11,398,276
                                                     --------------
           WHOLESALE DISTRIBUTORS (0.3%)
  60,710   Genuine Parts Co........................       1,912,365
  49,000   Grainger (W.W.), Inc....................       2,016,840
                                                     --------------
                                                          3,929,205
                                                     --------------
           WIRELESS COMMUNICATIONS (0.2%)
  46,000   Nextel Communications, Inc.
            (Class A)*.............................         805,000
  44,000   Sprint Corp. (PCS Group)*...............       1,062,600
                                                     --------------
                                                          1,867,600
                                                     --------------
           Total Common Stocks
            (COST $598,413,041)....................   1,133,153,915
                                                     --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                VALUE

-------------------------------------------------------------------

           Short-Term Investment (0.6%)
           Repurchase Agreement
$  7,483   Joint repurchase agreement account
           4.057% due 07/02/01 (dated 06/29/01;
           proceeds $7,485,530)(a)
           (COST $7,483,000).......................  $    7,483,000
                                                     --------------

Total Investments
 (COST $605,896,041)(b).................    100.2%  1,140,636,915
Liabilities in Excess of Other Assets...     (0.2)     (2,648,020)
                                          -------  --------------
Net Assets..............................    100.0% $1,137,988,895
                                          =======  ==============

---------------------------------------------------

   ADR  AMERICAN DEPOSITORY RECEIPT
    *   NON-INCOME PRODUCING SECURITY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $565,953,846 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $31,212,972, RESULTING IN NET UNREALIZED APPRECIATION OF $534,740,874.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Financial Statements

Statement of Assets and Liabilities
JUNE 30, 2001

Assets:
Investments in securities, at value (cost
 $605,896,041)....................................  $ 1,140,636,915
Cash..............................................              836
Receivable for:
  Investments sold................................       12,628,787
  Shares of beneficial interest sold..............        1,231,086
  Dividends.......................................        1,214,777
Prepaid expenses and other assets.................           63,220
                                                    ---------------
    Total Assets..................................    1,155,775,621
                                                    ---------------
Liabilities:
Payable for:
  Investments purchased...........................       15,517,842
  Plan of distribution fee........................          936,015
  Shares of beneficial interest repurchased.......          697,721
  Investment management fee.......................          441,690
Accrued expenses and other payables...............          193,458
                                                    ---------------
    Total Liabilities.............................       17,786,726
                                                    ---------------
    Net Assets....................................  $ 1,137,988,895
                                                    ===============
Composition of Net Assets:
Paid-in-capital...................................  $   601,040,735
Net unrealized appreciation.......................      534,740,874
Accumulated undistributed net investment income...        1,358,416
Accumulated undistributed net realized gain.......          848,870
                                                    ---------------
    Net Assets....................................  $ 1,137,988,895
                                                    ===============
Class A Shares:
Net Assets........................................      $20,651,794
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................          643,854
    Net Asset Value per Share.....................           $32.08
                                                    ===============
    Maximum Offering Price per Share,
      (NET ASSET VALUE PLUS 5.54% OF NET ASSET
      VALUE)......................................           $33.86
                                                    ===============
Class B Shares:
Net Assets........................................  $ 1,092,195,476
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       34,230,853
    Net Asset Value per Share.....................           $31.91
                                                    ===============
Class C Shares:
Net Assets........................................      $11,063,259
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................          348,352
    Net Asset Value per Share.....................           $31.76
                                                    ===============
Class D Shares:
Net Assets........................................      $14,078,366
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................          437,373
    Net Asset Value per Share.....................           $32.19
                                                    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Financial Statements CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2001

Net Investment Income:

Income
Dividends (net of $33,889 foreign withholding
 tax).............................................  $  19,229,750
Interest..........................................         94,599
                                                    -------------

    Total Income..................................     19,324,349
                                                    -------------
Expenses
Plan of distribution fee (Class A shares).........         47,156
Plan of distribution fee (Class B shares).........     10,828,182
Plan of distribution fee (Class C shares).........         82,778
Investment management fee.........................      5,432,381
Transfer agent fees and expenses..................        982,623
S&P license fee...................................        172,223
Shareholder reports and notices...................        113,496
Registration fees.................................         70,060
Custodian fees....................................         65,942
Professional fees.................................         63,648
Trustees' fees and expenses.......................         23,125
Other.............................................         17,509
                                                    -------------

    Total Expenses................................     17,899,123
                                                    -------------

    Net Investment Income.........................      1,425,226
                                                    -------------
Net Realized and Unrealized Gain:
Net realized gain.................................      1,867,053
Net change in unrealized appreciation.............    124,920,895
                                                    -------------

      Net Gain....................................    126,787,948
                                                    -------------

Net Increase......................................  $ 128,213,174
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                           JUNE 30, 2001    JUNE 30, 2000
                                          ---------------  ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $    1,425,226   $    4,397,710
Net realized gain.......................       1,867,053      205,392,501
Net change in unrealized depreciation...     124,920,895     (278,483,081)
                                          --------------   --------------

    Net Increase (Decrease).............     128,213,174      (68,692,870)
                                          --------------   --------------

Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................        (139,886)        (224,412)
  Class B shares........................      (3,841,736)      (1,848,606)
  Class C shares........................         (28,679)          (7,042)
  Class D shares........................        (384,057)        (499,079)
Net realized gain
  Class A shares........................      (3,306,522)      (2,899,725)
  Class B shares........................    (186,083,008)    (142,677,362)
  Class C shares........................      (1,382,717)      (1,105,847)
  Class D shares........................      (7,658,783)      (5,255,324)
                                          --------------   --------------

    Total Dividends and Distributions...    (202,825,388)    (154,517,397)
                                          --------------   --------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................      36,800,277     (190,582,088)
                                          --------------   --------------

    Net Decrease........................     (37,811,937)    (413,792,355)

Net Assets:
Beginning of period.....................   1,175,800,832    1,589,593,187
                                          --------------   --------------
    End of Period
     (INCLUDING ACCUMULATED
     UNDISTRIBUTED NET INVESTMENT INCOME
     OF $1,358,416 AND $4,327,553,
     RESPECTIVELY)......................  $1,137,988,895   $1,175,800,832
                                          ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Notes to Financial Statements / / June 30, 2001

1. Organization and Accounting Policies
Morgan Stanley Value-Added Market Series -- Equity Portfolio (the "Fund"), formerly Morgan Stanley Dean Witter Value-Added Market Series -- Equity Portfolio, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Notes to Financial Statements / / June 30, 2001 CONTINUED

sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or Federal Agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Notes to Financial Statements / / June 30, 2001 CONTINUED

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets in excess of $2 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $61,092,436 at June 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended June 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.94%, respectively.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Notes to Financial Statements / / June 30, 2001 CONTINUED

The Distributor has informed the Fund that for the year ended June 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $762,898 and $995, respectively and received $25,892 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended June 30, 2001 aggregated $59,670,800 and $199,996,160, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $9,900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2001 included in Trustees fees and expenses in the Statement of Operations amounted to $11,376. At June 30, 2001, the Fund had an accrued pension liability of $70,557 which is included in accrued expenses in the statement of Assets and Liabilities.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Notes to Financial Statements / / June 30, 2001 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE YEAR                FOR THE YEAR
                                          ENDED                      ENDED
                                      JUNE 30, 2001              JUNE 30, 2000
                                -------------------------  --------------------------
                                  SHARES       AMOUNT        SHARES        AMOUNT
                                ----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................     946,320  $  29,458,271      271,786  $   9,990,865
Reinvestment of dividends and
 distributions................     107,463      3,219,595       87,762      2,951,436
Redeemed......................    (941,182)   (29,208,345)    (448,933)   (15,520,794)
                                ----------  -------------  -----------  -------------
Net increase (decrease) --
 Class A......................     112,601      3,469,521      (89,385)    (2,578,493)
                                ----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................   4,185,457    136,964,561    2,463,804     90,153,710
Reinvestment of dividends and
 distributions................   5,561,204    166,446,820    3,909,380    131,824,277
Redeemed......................  (7,245,307)  (243,350,551) (11,606,746)  (406,730,593)
                                ----------  -------------  -----------  -------------
Net increase (decrease) --
 Class B......................   2,501,354     60,060,830   (5,233,562)  (184,752,606)
                                ----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................     133,505      4,236,062       61,411      2,233,604
Reinvestment of dividends and
 distributions................      45,511      1,354,857       32,130      1,078,614
Redeemed......................     (70,302)    (2,356,881)    (120,392)    (4,157,369)
                                ----------  -------------  -----------  -------------
Net increase (decrease) --
 Class C......................     108,714      3,234,038      (26,851)      (845,151)
                                ----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................     616,819     20,165,916      585,478     21,192,658
Reinvestment of dividends and
 distributions................     266,600      8,008,667      165,573      5,574,843
Redeemed......................  (1,770,477)   (58,138,695)    (817,580)   (29,173,339)
                                ----------  -------------  -----------  -------------
Net decrease -- Class D.......    (887,058)   (29,964,112)     (66,529)    (2,405,838)
                                ----------  -------------  -----------  -------------
Net increase (decrease) in
 Fund.........................   1,835,611  $  36,800,277   (5,416,327) $(190,582,088)
                                ==========  =============  ===========  =============

6. Federal Income Tax Status
As of June 30, 2001, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                          FOR THE PERIOD
                                                 FOR THE YEAR ENDED JUNE 30,              JULY 28, 1997*
                                          -----------------------------------------          THROUGH
                                            2001            2000            1999          JUNE 30, 1998
                                          ---------       ---------       ---------       --------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period....  $  34.80        $  40.58        $  38.63           $  34.79
                                          --------        --------        --------           --------
Income (loss) from investment
 operations:
  Net investment income.................      0.27            0.34            0.35               0.30
  Net realized and unrealized gain
   (loss)...............................      3.57           (1.76)           4.55               5.07
                                          --------        --------        --------           --------
Total income (loss) from investment
 operations.............................      3.84           (1.42)           4.90               5.37
                                          --------        --------        --------           --------
Less dividends and distributions from:
  Net investment income.................     (0.27)          (0.31)          (0.34)             (0.23)
  Net realized gain.....................     (6.29)          (4.05)          (2.61)             (1.30)
                                          --------        --------        --------           --------
Total dividends and distributions.......     (6.56)          (4.36)          (2.95)             (1.53)
                                          --------        --------        --------           --------

Net asset value, end of period..........  $  32.08        $  34.80        $  40.58           $  38.63
                                          ========        ========        ========           ========
Total Return+...........................     12.37%          (3.11)%         14.17%             16.01%(1)
Ratios to Average Net Assets:
Expenses................................      0.84%(3)        0.83%(3)        0.80%(3)           0.83%(2)
Net investment income...................      0.83%(3)        0.93%(3)        0.87%(3)           0.87%(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................   $20,652         $18,489         $25,187            $18,422
Portfolio turnover rate.................         5%             11%             13%                18%

---------------------

*    THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Financial Highlights CONTINUED


                                                                   FOR THE YEAR ENDED JUNE 30,
                                          ------------------------------------------------------------------------------
                                            2001++           2000++           1999++          1998*++            1997
                                          ----------       ----------       ----------       ----------       ----------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period....  $    34.76       $    40.50       $    38.54       $    32.96       $    27.09
                                          ----------       ----------       ----------       ----------       ----------
Income (loss) from investment
 operations:
  Net investment income.................        0.03             0.10             0.11             0.13             0.17
  Net realized and unrealized gain
   (loss)...............................        3.54            (1.74)            4.57             6.89             6.41
                                          ----------       ----------       ----------       ----------       ----------
Total income (loss) from investment
 operations.............................        3.57            (1.64)            4.68             7.02             6.58
                                          ----------       ----------       ----------       ----------       ----------
Less dividends and distributions from:
  Net investment income.................       (0.13)           (0.05)           (0.11)           (0.14)           (0.18)
  Net realized gain.....................       (6.29)           (4.05)           (2.61)           (1.30)           (0.53)
                                          ----------       ----------       ----------       ----------       ----------
Total dividends and distributions.......       (6.42)           (4.10)           (2.72)           (1.44)           (0.71)
                                          ----------       ----------       ----------       ----------       ----------

Net asset value, end of period..........  $    31.91       $    34.76       $    40.50       $    38.54       $    32.96
                                          ==========       ==========       ==========       ==========       ==========
Total Return+...........................       11.50%           (3.73)%          13.47%           21.84%           24.71%
Ratios to Average Net Assets:
Expenses................................        1.59%(1)         1.48%(1)         1.42%(1)         1.36%            1.45%
Net investment income...................        0.08%(1)         0.28%(1)         0.25%(1)         0.35%            0.62%
Supplemental Data:
Net assets, end of period, in
 thousands..............................  $1,092,195       $1,102,819       $1,497,116       $1,628,435       $1,369,737
Portfolio turnover rate.................           5%              11%              13%              18%              11%

---------------------

* PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE, OTHER THAN SHARES THEN HELD BY CERTAIN EMPLOYEE BENEFIT PLANS, HAVE BEEN DESIGNATED AS CLASS B SHARES.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Financial Highlights CONTINUED

                                                                                          FOR THE PERIOD
                                                 FOR THE YEAR ENDED JUNE 30,              JULY 28, 1997*
                                          -----------------------------------------          THROUGH
                                            2001            2000            1999          JUNE 30, 1998
                                          ---------       ---------       ---------       --------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period....  $  34.61        $  40.33        $  38.46           $  34.79
                                          --------        --------        --------           --------
Income (loss) from investment
 operations:
  Net investment income.................      0.04            0.09            0.04               0.04
  Net realized and unrealized gain
   (loss)...............................      3.53           (1.73)           4.56               5.07
                                          --------        --------        --------           --------
Total income (loss) from investment
 operations.............................      3.57           (1.64)           4.60               5.11
                                          --------        --------        --------           --------
Less dividends and distributions from:
  Net investment income.................     (0.13)          (0.03)          (0.12)             (0.14)
  Net realized gain.....................     (6.29)          (4.05)          (2.61)             (1.30)
                                          --------        --------        --------           --------
Total dividends and distributions.......     (6.42)          (4.08)          (2.73)             (1.44)
                                          --------        --------        --------           --------

Net asset value, end of period..........  $  31.76        $  34.61        $  40.33           $  38.46
                                          ========        ========        ========           ========
Total Return+...........................     11.57%          (3.76)%         13.31%             15.22%(1)
Ratios to Average Net Assets:
Expenses................................      1.54%(3)        1.50%(3)        1.57%(3)           1.58%(2)
Net investment income...................      0.13%(3)        0.26%(3)        0.10%(3)           0.12%(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................   $11,063          $8,294         $10,748             $8,977
Portfolio turnover rate.................         5%             11%             13%                18%

---------------------

*    THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Financial Highlights CONTINUED

                                                                                          FOR THE PERIOD
                                                 FOR THE YEAR ENDED JUNE 30,              JULY 28, 1997*
                                          -----------------------------------------          THROUGH
                                            2001            2000            1999          JUNE 30, 1998
                                          ---------       ---------       ---------       --------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period....  $  34.88        $  40.65        $  38.69           $  34.79
                                          --------        --------        --------           --------
Income (loss) from investment
 operations:
  Net investment income.................      0.38            0.42            0.47               0.40
  Net realized and unrealized gain
   (loss)...............................      3.54           (1.76)           4.52               5.06
                                          --------        --------        --------           --------
Total income (loss) from investment
 operations.............................      3.92           (1.34)           4.99               5.46
                                          --------        --------        --------           --------
Less dividends and distributions from:
  Net investment income.................     (0.32)          (0.38)          (0.42)             (0.26)
  Net realized gain.....................     (6.29)          (4.05)          (2.61)             (1.30)
                                          --------        --------        --------           --------
Total dividends and distributions.......     (6.61)          (4.43)          (3.03)             (1.56)
                                          --------        --------        --------           --------

Net asset value, end of period..........  $  32.19        $  34.88        $  40.65           $  38.69
                                          ========        ========        ========           ========
Total Return+...........................     12.59%          (2.89)%         14.43%             16.27%(1)
Ratios to Average Net Assets:
Expenses................................      0.60%(3)        0.59%(3)        0.59%(3)           0.58%(2)
Net investment income...................      1.07%(3)        1.17%(3)        1.08%(3)           1.17%(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................   $14,078         $46,199         $56,541            $44,290
Portfolio turnover rate.................         5%             11%             13%                18%

---------------------

*    THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
Independent Auditors' Report

To the Shareholders and Board of Trustees of Morgan Stanley Value-Added Market Series -- Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Value-Added Market Series -- Equity Portfolio (the "Fund"), formerly Morgan Stanley Dean Witter Value-Added Market Series -- Equity Portfolio, including the portfolio of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Value-Added Market Series -- Equity Portfolio as of June 30, 2001, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2001

                      2001 Federal Tax Notice (unaudited)

    During the fiscal year ended June 30, 2001, the Fund paid to its shareholders $5.87 per share from long-term capital gains. For such period, 100% of the income dividends paid qualified for the dividends received deduction available to corporations.

    Of the Fund's ordinary income dividends paid during the fiscal year, 0.07% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

Officers

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Guy G. Rutherfurd, Jr.
Vice President
Alice S. Weiss
Vice President
Thomas F. Caloia
Treasurer

Transfer Agent
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]
MORGAN STANLEY
VALUE-ADDED MARKET SERIES
EQUITY PORTFOLIO



Annual Report
June 30, 2001